Subsequent Events (Details) - Subsequent Event	1 Months Ended
Jan. 31, 2024 shares
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)	54,777,338
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	5.00%